Borrowings	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
TALENTEC SDN. BHD. [Member]
Borrowings

7. BORROWINGS

Borrowings consisted of the following:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Current
Current portion of long-term bank borrowings	$66,193	$51,327
Total current borrowings	$66,193	$51,327

Non-Current
Long-term bank borrowings	17,949	-
Total non-current borrowings	$17,949	$-

On November 22, 2010, the Company entered into a credit facility agreement with Alliance Bank Malaysia Berhad, and on February 15, 2013, April 13, 2015, April 20, 2017, January 22, 2021, August 11, 2023 and February 19,2025, the Company agreed to certain revision in the credit facility agreement with Alliance Bank Malaysia Berhad. As of January 31, 2025, the key terms regarding the credit facility were as follows:

(1) US$204,860 (RM940,000) was available for overdraft, with interest rate of BLR plus 1.75% p.a. and payable on demand.

(2) US$435,872 (RM2,000,000) was available for trade facilities, comprising of: (i) Letter of credit with commission of 0.1% per month, (ii) Trust receipt with interest rate of BLR plus 1.75% p.a., (iii) Bankers acceptance with acceptance commission of 1.85% p.a. and discount rate to be quoted by the bank, (iv) Shipping guarantee with 0.1% flat, (v) Promissory notes with sub-limit of US$333,178 (RM1,500,000) and interest rate for local bills of BLR plus 1.75% p.a., (vi) Bankers guarantee with sub-limit of US$111,059 (RM500,000) and commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.

(3) The credit facility was secured by: (i) Creation of sinking fund of US$97,732 (RM440,000) to be built up by way of fixed deposits of 44 monthly placement of US$2,221 (RM10,000) together with interest accrued thereon commencing on April 1, 2023; (ii) Joint and several guarantee of Ho Say San and Choo Yeow.

(4) The execution for the additional Joint Several Guarantee will be obtained on or before 31 May 2025: Ho Say San, Choo Yeow, Leow Kian Yong, Koay Chee Leong, Goh Chee Siong, Eddie Tan Chee Wei and Danny Vincent Dass with the Joint Several Guarantee amount of RM3,172,054.94.

For the six months ended January 31, 2024 and 2025, the Group made net repayment of bank overdraft of US$15,094 and nil, respectively.

7. BORROWINGS- Continued

Long-term borrowings represented term loans from commercial banks with term over 1 years and for working capital purpose. Details of the borrowings were summarized as follows:

Lender	Start date	Maturity date	Number of monthly installment	Monthly installment	Interest rate	Principal Amount (US$)	Guarantee
AmBank (M) Berhad	December 5, 2018	November 5, 2023 (extented to June 30, 2024 due to Covid-19)	60	US$5,169 (RM21,968), adjusted to US$5,044 (RM21,434) in July 2020	11.45%	US$235,316 (RM1,000,000)	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW
Alliance Bank Malaysia Berhad	March 1, 2021	February 28, 2026	60	US$2,825 (RM12,004)	3.50%	US$152,956 (RM650,000)	1. Joint and several guarantee of the following person:
(i) HO SAY SAN
(ii) CHOO YEOW
(iii) TAN LAI WAN, who sold off her shares of the Company and was no loger a guarantor as a shareholder since then.
							2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000
Alliance Bank	July 1, 2022	June 1, 2025	36	US$3,659 (RM15,550)	7.17%	US$117,658 (RM500,000)	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Weighted-average remaining term (years)	0.29	0.17
Weighted-average discount rate	5.06%	4.72%

Interest expense was US$13,986 and US$5,677 for the six months ended January 31, 2024 and 2025, respectively.

7. BORROWINGS

Borrowings consisted of the following:

	As of July 31,
	2023	2024
Current
Short-term borrowings	$129,157	$-
Long-term borrowings	91,664	66,193
Total current borrowings	220,821	66,193

Non-Current
Long-term borrowings	117,563	17,949
Total non-current borrowings	$117,563	$17,949

Short-term borrowings represented the bank overdraft payable on demand and for working capital purposes.

On November 22, 2010, the Company entered into a credit facility agreement with Alliance Bank Malaysia Berhad, with certain key terms as follows:

(1) US$222,119 (RM1,000,000) was available for overdraft, with interest rate of Base Lending Rate (BLR) plus 1.85% per annum (p.a.) and payable on demand.

(2) US$444,237 (RM2,000,000) was available for trade facilities, comprising of: (i) Letter of credit with commission of 0.1% per month, (ii) Trust receipt with interest rate of BLR plus 1.85% p.a., (iii) Bankers acceptance with acceptance commission of 1.85% p.a. and discount rate to be quoted by the bank, (iv) Shipping guarantee with 0.1% flat, (v) Promissory notes with sub-limit of US$333,178 (RM1,500,000) and interest rate for local bills of BLR plus 2.0% p.a., (vi) Bankers guarantee with sub-limit of US$111,059 (RM500,000) and commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.

(3) The credit facility was secured by: (i) Pledge of fixed deposits of US$222,119 (RM1,000,000) together with interest accrued thereon; (ii) Certificate of Guarantee from Credit Guarantee Corporation Malaysia Berhad (CGC) under Enhancer Scheme for US$222,119 (RM1,000,000); (iii) Corporate guarantee of KE Systems Sdn Bhd (former corporate shareholder of the Company then) for US$666,356 (RM3,000,000); (iv) Joint and several guarantee of Ho Say San, Choo Yeow and Lee Boon Kok.

On February 15, 2013, April 13, 2015, April 20, 2017, January 22, 2021 and August 11, 2023, the Company agreed to certain revision in the credit facility agreement with Alliance Bank Malaysia Berhad, and as of July 31, 2024, the key terms regarding the credit facility were as follows:

(1) US$204,860 (RM940,000) was available for overdraft, with interest rate of BLR plus 1.75% p.a. and payable on demand.

(2) US$435,872 (RM2,000,000) was available for trade facilities, comprising of: (i) Letter of credit with commission of 0.1% per month, (ii) Trust receipt with interest rate of BLR plus 1.75% p.a., (iii) Bankers acceptance with acceptance commission of 1.85% p.a. and discount rate to be quoted by the bank, (iv) Shipping guarantee with 0.1% flat, (v) Promissory notes with sub-limit of US$333,178 (RM1,500,000) and interest rate for local bills of BLR plus 1.75% p.a., (vi) Bankers guarantee with sub-limit of US$111,059 (RM500,000) and commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)

7.	BORROWINGS – Continued

(3) The credit facility was secured by: (i) Creation of sinking fund of US$97,732 (RM440,000) to be built up by way of fixed deposits of 44 monthly placement of US$2,221 (RM10,000) together with interest accrued thereon commencing on April 1, 2023; (ii) Joint and several guarantee of Ho Say San and Choo Yeow.

For the years ended July 31, 2023 and 2024, the Group made net repayment of bank overdraft of US$56,849 and US$127,106, respectively.

Long-term borrowings represented term loans from commercial banks with term over 1 years and for working capital purpose. Details of the borrowings were summarized as follows:

Lender	Start date	Maturity date	Number of monthly installments	Monthly installment	Interest rate	Principal Amount (US$)	Guarantee
AmBank (M) Berhad	December 5, 2018	November 5, 2023 (extended to June 30, 2024 due to Covid-19)	60	US$5,169 (RM21,968), adjusted to US$5,044 (RM21,434) in July 2020	11.45%	US$235,316 (RM1,000,000)	Joint and several guarantee of the following person: (i) HO SAY SAN (ii) CHOO YEOW
Standard Chartered Bank	February 28, 2020	January 31, 2023	36	US$3,964 (RM16,847)	7.50%	US$117,658 (RM500,000)	Personal guarantee from key person(s) based on shareholding and credit assessment
Alliance Bank Malaysia Berhad	March 1, 2021	February 28, 2026	60	US$2,825 (RM12,004)	3.50%	US$152,956 (RM650,000)

1. Joint and several guarantee of the following persons:

(i) HO SAY SAN

(ii) CHOO YEOW

(iii) TAN LAI WAN, who sold off her shares of the Company and was no longer a guarantor as a shareholder since then.

2. Confirmation of guarantee from Credit Guarantee Corporation Malaysia Berhad for RM520,000

Alliance Bank	July 1, 2022	June 1, 2025	36	US$3,659 (RM15,550)	7.17%	US$117,658 (RM500,000)	Joint and several guarantee of the following persons: (i) HO SAY SAN (ii) CHOO YEOW

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)

7.	BORROWINGS – Continued

	As of July 31,
	2023	2024
Weighted-average remaining lease term (years)	0.59	0.29
Weighted-average discount rate	6.86%	5.06%

Interest expenses were US$25,607 and US$9,467 for the years ended July 31, 2023 and 2024, respectively.